Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	May 31, 2023	May 31, 2022
Cash flows from operating activities:
Net loss	$ (455,673)	$ (1,140,364)	$ (1,318,431)	$ (321,230)
Reconciliation of net loss to net cash used in by operating activities:
Depreciation expense	15,039	15,039	20,051	21,099
Stock compensation	159,405	845,118	966,214	127,245
Contributed services		18,348	18,348	110,088
Noncash lease expense	(17,305)	(9,183)	4,631	(1,065)
Operating lease liabilities	15,883	11,599	(2,216)	61
Amortization of note discount	17,135	63,903	69,644	102,660
Deferred taxes	81,127	39,000
Increase (decrease) in cash resulting from changes in operating assets and liabilities
Accounts receivable	(75,760)	12,258	12,258	33,646
Prepaid expenses	(28,647)	(13,428)	(18,929)	(6,932)
Accounts payable and accrued expenses	134,647	14,347	(50,017)	(7,141)
Accrued interest	16,338	39,144	44,530	63,130
Income taxes payable			46,572
Net cash used in operating activities	(137,811)	(104,219)	(207,345)	121,561
Cash flows from investing activities:
Purchases of fixed assets	(1,278)			(1,048)
Net cash used in investing activities	(1,278)			(1,048)
Cash flows from financing activities:
Proceeds from sale of common stock to founder		100,000	100,000
Proceeds from note payable to founder	100,000
Net cash provided by financing activities	100,000	100,000	100,000
Net decrease in cash	(39,089)	(4,219)	(107,345)	120,513
Cash and cash equivalents at beginning of the period	180,468	287,813	287,813	167,300
Cash and cash equivalents at end of the period	141,379	283,594	180,468	287,813
Non-cash investing and financing activities:
Common stock issued upon conversion of note payable			606,764
Discount on note payable to founder	18,900		101,221
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for taxes